SHORT-TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2020
SHORT-TERM LOAN
Schedule of short-term loan

	As of December 31,
	2019	2020
	RMB	RMB
Short-term bank borrowings	—	600,000